Share-based compensation - Summary of incentive subscription rights (Detail)		12 Months Ended
	Oct. 02, 2020 shares	Dec. 31, 2022 shares kr / shares	Dec. 31, 2021 shares kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Openning balance, of outstanding		71,756,399
Granted	25,962,800
Ending balance, of outstanding		81,106,631	71,756,399
Openning balance, of outstanding , Weighted average exerise price | kr / shares		kr 1.84
Ending balance, of outstanding , Weighted average exerise price | kr / shares		kr 1.74	kr 1.84
Incentive Subscription Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Openning balance, of outstanding		71,756,399	56,344,093
Granted		19,342,900	21,885,200
Exercised		(930,184)	(1,767,879)
Forfeited		(8,987,484)	(3,165,015)
Expired		(75,000)	(1,540,000)
Ending balance, of outstanding		81,106,631	71,756,399
Openning balance, of outstanding , Weighted average exerise price | kr / shares		kr 1.84	kr 1.66
Granted , Weighted average exerise price | kr / shares		1.54	2.53
Exercised , Weighted average exerise price | kr / shares		0.29	1.33
Forfeited , Weighted average exerise price | kr / shares		2.25	1.97
Expired , Weighted average exerise price | kr / shares		8.42	5.22
Ending balance, of outstanding , Weighted average exerise price | kr / shares		kr 1.74	kr 1.84